Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense
The following table sets forth the income tax expense of the Group for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Current income tax	4,516,637	1,414,224	2,725,341
Deferred income tax	(328,861)	(778,857)	(1,200,511)

	4,187,776	635,367	1,524,830

Summary of Reconciliation from Income Tax Calculated Based on the Applicable Tax Rates and Profit before Income Tax Expenses
The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and profit before income tax expenses presented in the consolidated financial statements to the income tax expenses:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Profit/(loss) before income tax expenses	12,045,862	1,588,465	(2,078,685)
Income tax calculated at the PRC statutory tax rate of 25%	3,011,466	397,116	(519,671)
Tax effect of:
Differential income tax rates applicable to subsidiaries (a)(b)(c)	513,516	249,204	209,802
Expenses and losses not deductible for tax purposes (g)	479,986	196,361	200,893
Reversal of deferred tax assets recognized in prior years	56,843	87,926	261,749
Deductible temporary differences and tax losses for which no deferred tax asset was recognized (f)	278,439	71,351	328,476
Research and development tax credit	(59,535)	(58,109)	(15,594)
Income not subject to tax	(5,949)	(4,350)	(3,608)
Withholding taxes related to dividend distributions to foreign parent company (e)	—	—	1,050,000
Adjustments in respect of current income tax of previous years	(31,455)	(89,745)	30,043
Utilization of previously unrecognized deferred tax assets	(123,741)	(72,803)	(47,716)
Effect of tax rate changes on deferred income taxes	(8,601)	(117,913)	2,167
Others	76,807	(23,671)	28,289

Income tax expenses	4,187,776	635,367	1,524,830